                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                     VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                     VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                        SCUDDER ADVOCATE ADVISOR ANNUITY
                  SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY
                        SCUDDER ADVOCATE REWARDS ANNUITY

                        SUPPLEMENT DATED JANUARY 12, 2007
                                     TO THE
                 PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove a variable funding option ("Existing Fund") and substitute a new option ("Replacement Fund") as shown below. The Replacement Fund is a Portfolio of Met Investors Series Trust. The Replacement Fund will be added as a funding option on or before the date of the substitution.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitution is in the best interest of Contract Owners. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitution, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitution will occur on or about May 1, 2007. Please retain this supplement and keep it with the prospectus for future reference.

The proposed substitution and respective adviser and/or sub-adviser applicable to the Contracts listed above is:

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
EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER      REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------      --------------------------------
Credit Suisse Trust - Emerging Markets         ->  Met Investors Series Trust - MFS Emerging
Portfolio                                          Markets Equity Portfolio (Class A)
Credit Suisse Asset Management,                    Massachusetts Financial Services
LLC/Credit Suisse Asset Management                 Company
Limited (U.K.), (Australia)

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

     - You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitution will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from the Existing Fund before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your Contract Value in the Variable Funding Options will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

Following the substitution, we will send you a prospectus for Met Investors Series Trust, as well as notice of the actual date of the substitution and confirmation of the transfer.

Please contact your registered representative if you have any questions.